Shareholders’ (DEFICIT) Equity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shareholders’ (DEFICIT) Equity (Details) [Line Items]
Preferred shares authorized	5,000,000	5,000,000
Preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Preference shares issued or outstanding description	At December 31, 2021 and 2020, there were no preference shares issued or outstanding.
Class A Ordinary Shares [Member]
Shareholders’ (DEFICIT) Equity (Details) [Line Items]
Ordinary shares authorized	500,000,000
Ordinary shares, par value (in Dollars per share)	$ 0.0001
Common shares, voting rights	one vote for each share
Ordinary shares issued and outstanding description	At December 31, 2021 and 2020, there were 23,000,000 and no shares of Class A ordinary shares issued and outstanding subject to possible redemption, which are presented as temporary equity, respectively.
Class B Ordinary Shares [Member]
Shareholders’ (DEFICIT) Equity (Details) [Line Items]
Ordinary shares authorized	50,000,000	50,000,000
Common shares, voting rights	one vote for each share
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares issued	5,750,000	5,750,000
Ordinary shares outstanding	5,750,000	5,750,000
Converted basis, percentage	20.00%